Directors' and key management remuneration - Key management (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Directors' and key management remuneration
Short-term benefits	£ 21,098	£ 22,175
Post-employment benefits	741	732
Share-based payments	7,264	2,547
Total remuneration	£ 29,103	£ 25,454